Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra SAM Global Equity Fund (the "Fund") is long-term growth of capital.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Frontegra SAM Global Equity Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
Service Fee (for shares redeemed by wire)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra SAM Global Equity Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.82%
Total Annual Fund Operating Expenses		1.62%
Fee Waiver	[1]	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver		1.20%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.20% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Frontegra SAM Global Equity Fund Institutional Class	122	427	800	1,849

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund had a portfolio turnover rate of
52% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity and equity-related securities issued by U.S.
and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy
("Sustainable Leaders"). For purposes of the 80% policy, net assets include any borrowings for investment purposes. As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and companies with medium and small market capitalizations, including micro-cap stocks.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Emerging Markets Risks. The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Sustainability Investment Criteria Risks. The Fund's sustainability investment criteria may limit the number of investment opportunities available to the Fund.
The Fund's returns may be less than those funds that are not subject to such investment considerations. Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks. The value of the Fund's foreign holdings as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.

Micro-Capitalization Company Risks. Micro-capitalization companies are generally even more volatile and less liquid relative to small-capitalization, medium-capitalization and large capitalization securities.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.
Performance.
The Fund is the successor to the SAM Sustainable Global Active Fund (the
"Predecessor Fund") pursuant to a reorganization that was completed on
June 10, 2011.  Prior to this date, the Fund had no investment operations.
Accordingly, the performance and financial information for periods prior to
June 10, 2011 is historical information for the Predecessor Fund. The Fund has investment objectives, strategies and policies virtually identical to the Predecessor Fund, which was advised by Sustainable Asset Management USA,
Inc. ("SAM"), the current subadviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance before taxes for the past two years, while the table compares the average annual total returns of the Fund to a broad measure of market performance.
Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.

Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.
Calendar Year Total Returns	[1]

The Fund's return from January 1, 2012 through September 30, 2012 was 7.46%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return         Worst Quarter Return

13.44% (3rd quarter, 2010) (20.15)% (3rd quarter, 2011)
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the
Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (For the periods ended December 31, 2011)	[2]
Average Annual Total Returns Frontegra SAM Global Equity Fund	Label	1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes	(8.43%)	11.09%	Jun. 18, 2009
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(9.94%)	8.84%	Jun. 18, 2009
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.23%)	8.63%	Jun. 18, 2009
MSCI World Index (Net)	MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)	(5.54%)	10.84%	Jun. 18, 2009

[1]	Returns for the 2010 calendar year and the period from January 1, 2010 through June 10, 2011 reflect the performance of the Predecessor Fund.
[2]	Fund returns for the period from June 18, 2009 to June 10, 2011 reflect the performance of the Predecessor Fund.